Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
ASSETS
Cash and cash equivalents	$ 12,567,632	$ 1,771,929	$ 1,034,846
Accounts receivable	599,879	626,244	214,673
Deferred costs	45,981	29,512	237,745
Pre-offering costs		470,136
Prepaid expenses and other current assets	533,782	281,047	468,747
Total current assets	13,747,274	3,178,868	1,956,011
Other assets	80,000
Equipment, net	53,513	42,172	41,224
Intangible assets, net	479,167
Goodwill	250,000	(0)	0
Total assets	14,609,954	3,221,040	1,997,235
LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Accounts payable	112,687	381,510	121,508
Accrued liabilities	136,975	168,745	118,634
Accrued bonuses	288,388	440,357
Accrued legacy acquisition expense	500,000	1,250,000
Deferred revenue	114,055	98,425	330,362
Total current liabilities	1,152,105	2,339,037	570,504
Long term liabilities
Paycheck Protection Program (PPP 1) loan			548,885
Paycheck Protection Program (PPP 2) loan	623,828	623,828
Convertible promissory notes, net		1,429,953	1,183,535
Total liabilities	1,775,933	4,392,818	2,302,924
Commitments and contingencies
Stockholders’ Equity (Deficit)
Preferred Stock, par value $0.001 per share, 20 million shares authorized; 0 shares issued and outstanding
Common Stock, par value $0.001 per share, 300 million shares authorized; 7,579,285 and 7,035,771 issued and outstanding	10,292	7,580	7,036
Additional paid-in capital	36,595,898	20,936,050	15,710,996
Accumulated deficit	(23,772,169)	(22,115,408)	(16,023,721)
Total stockholders’ deficit	12,834,021	(1,171,778)	(305,689)
Total liabilities and stockholders’ deficit	$ 14,609,954	$ 3,221,040	$ 1,997,235